Voya Target Retirement 2055 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 23.2%
4,552	iShares 20+ Year Treasury Bond ETF	$ 636,688	2.0
19,201	Vanguard Emerging Markets ETF	918,192	2.9
89,859	Vanguard FTSE Developed Markets ETF	4,294,362	13.4
6,746	Vanguard Mid-Cap ETF	1,567,838	4.9

	Total Exchange-Traded Funds
	(Cost $7,772,504)	7,417,080	23.2

MUTUAL FUNDS: 76.7%
	Affiliated Investment Companies: 17.3%
35,399	Voya Intermediate Bond Fund - Class P3	347,975	1.1
111,817	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,261,290	3.9
240,955	Voya Multi-Manager International Equity Fund - Class P3	2,607,128	8.2
137,732	Voya Multi-Manager International Factors Fund - Class P3	1,316,715	4.1
		5,533,108	17.3

	Unaffiliated Investment Companies: 59.4%
368,461	TIAA-CREF S&P 500 Index Fund - Institutional Class	17,656,661	55.2
56,913	TIAA-CREF SmallCap Blend Index Fund - Institutional Class	1,332,911	4.2
		18,989,572	59.4

	Total Mutual Funds
	(Cost $25,655,871)	24,522,680	76.7

	Total Investments in Securities (Cost $33,428,375)	$ 31,939,760	99.9
	Assets in Excess of Other Liabilities	20,446	0.1
	Net Assets	$ 31,960,206	100.0

Voya Target Retirement 2055 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,417,080	$–	$–	$7,417,080
Mutual Funds	24,522,680	–	–	24,522,680
Total Investments, at fair value	$31,939,760	$–	$–	$31,939,760

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class P3	$675,566	$443,448	$(780,166)	$9,127	$347,975	$16,605	$(59,758)	$-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,109,692	1,012,284	(428,584)	(432,102)	1,261,290	23,065	39,461	155,022
Voya Multi-Manager International Equity Fund - Class P3	1,531,387	2,780,359	(995,996)	(708,622)	2,607,128	32,698	720	403,695
Voya Multi-Manager International Factors Fund - Class P3	666,974	1,410,270	(533,845)	(226,684)	1,316,715	48,688	4,172	115,286
	$3,983,619	$5,646,361	$(2,738,591)	$(1,358,281)	$5,533,108	$121,056	$(15,405)	$674,003

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At February 28, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $33,434,769.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$110,444
Gross Unrealized Depreciation	(1,605,453)

Net Unrealized Depreciation	$(1,495,009)